Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 — RELATED PARTY TRANSACTIONS

(a)	Name of Relationship of Related Parties

Accoplus Limited	Entities partially controlled by Mr. Cheung Po, LUI

Accolade IP Limited	Related by common directors, Mr. Yuen Yuk, HAU and Mr. Cheung Po, LUI (Appointed on January 24, 2025)

Winxam Consultancy Pte Limited	Related by a spouse of common director, Mr. Geeng Yi, HOE

(b)	Summary of Balances with Related Parties

The summary of balances with related parties as the following:

Account receivables due from a related party

		As of June 30,
	Note	2025	2024
Accoplus Limited	1	$11,265	$22,928

Account payables to related parties

		As of June 30,
	Note	2025	2024
Accoplus Limited	2	$—	$15,474
Winxam Consultancy Pte Limited	2	—	1,748
		—	17,222

Amount due from a related party

		As of June 30,
	Note	2025	2024
Accolade IP Limited	3	$—	$32,613

Amounts due to related parties

		As of June 30,
	Note	2025	2024
Accolade IP Limited	4	$8,891	$175,933

Amount due from a director

		As of June 30,
	Note	2025	2024
Mr. Cheung Po, LUI	5	$-	$103,005

Amount due (to)/from a beneficial owner

		As of June 30,
	Note	2025	2024
Mr. Yuen Yuk, HAU	6	$(7,485)	$41,134

Note:

(1)	Account receivables from a related company represented accounting and corporate secretarial services fee due to the Company.

(2)	Account payables to related companies represented IP registration services fee, marketing fee and administrative fee due from the Company.

(3)	The balance mainly represented collecting payments from debtors on behalf of the Company, advances to a related party and administrative expenses paid by the Company. Amount due from a related party is non-trade, unsecured, non-interest bearing and repayable on demand.

(4)	Advances from related parties to the Company and general and administrative expenses paid by the related parties on behalf of the Company. Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.

(5)	Collecting payments from debtors on behalf of the Company by a director. Amount due from a director is trade nature, unsecured, non-interest bearing and repayable on demand.

(6)	The balance mainly represented advanced to/from a beneficial owner. Amount due to/from a beneficial owner is non-trade, unsecured, non-interest bearing and repayable on demand.

(c)	Summary of Related Party Transactions:

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

A summary of trade transactions with related parties for years ended June 30, 2025, 2024 and 2023 are listed below:

	For the years ended June 30,
Accounting services fee income from a related party:	2025	2024	2023
Accoplus Limited	$83	$—	$551

	For the years ended June 30,
Corporate secretarial services income from a related party:	2025	2024	2023
Accoplus Limited	$36,559	$56,856	$37,742

	For the years ended June 30,
IP registration services fee to related parties:	2025	2024	2023
Accolade IP Limited	$289,142	$188,859	$165,901
Winxam Consultancy Pte Limited	4,343	27,870	36,590
	293,485	216,729	202,491

	For the years ended June 30,
Marketing expenses to related parties:	2025	2024	2023
Accolade IP Limited	$76,636	$166,468	$118,247
Accoplus Limited	20,288	35,058	26,667
	96,924	201,526	144,914

	For the years ended June 30,
Professional fee to a related party:	2025	2024	2023
Winxam Consultancy Pte Ltd	$5,959	$445	$1,767

		For the years ended June 30,
Related party balances offset by unpaid dividends payable:	Note	2025	2024	2023

Mr. Yuen Yuk, HAU	1	$—	$1,028,475	$—
Accolade IP Limited	1	—	1,152,998	332,692
		—	2,181,473	332,692

Note:

(1)	For the years ended June 30, 2025, 2024 and 2023, the Company’s subsidiaries declared dividend of approximately Nil, US$1,959,678 and US$641,026 respectively. These dividends declared are partially settled in cash, amounting to Nil, US$34,615 and US$51,924 for the years ended June 30, 2025, 2024 and 2023, respectively. For the year ended June 30, 2024 and 2024, the remaining amount of the declared dividends are used to offset against the amount due from Mr. Yuen Yuk, HAU and Accolade IP Limited.